Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of investments in financial assets and real estate [line items]
Total	€ 69,293	€ 76,020
Investments in real estate	479	514	$ 514	$ 488
Financial Assets Excluding Derivatives Category [Member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	49,747	54,677
Financial assets measured at FVOCI – no recycling	10	39
Financial assets measured at amortized cost	9,719	10,645
Financial assets measured at FVPL – designated	217,880	220,180
Financial assets measured at FVPL – mandatory	7,306	7,661
Total	284,662	293,202
Investments in real estate	479	514
Total investments	285,141	293,716
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	109,580	117,167
Total	109,580	117,167
Investments in real estate	217	237
Total investments	109,798	117,405
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	41,100	46,719
Financial assets measured at FVOCI – no recycling	9	38
Financial assets measured at amortized cost	7,443	8,220
Financial assets measured at FVPL – designated	1,637	1,926
Financial assets measured at FVPL – mandatory	6,207	6,690
Total	56,397	63,593
Investments in real estate	42	57
Total investments	56,439	63,651
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	21,441	23,687
Total	21,441	23,687
Investments in real estate	132	150
Total investments	21,573	23,837
Financial Assets Excluding Derivatives Category [Member] | Non Insurance Related Investment [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	8,647	7,958
Financial assets measured at FVOCI – no recycling	1	1
Financial assets measured at amortized cost	2,276	2,425
Financial assets measured at FVPL – designated	85,222	77,400
Financial assets measured at FVPL – mandatory	1,098	970
Total	97,244	88,754
Investments in real estate	87	70
Total investments	€ 97,331	€ 88,823